UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21749

                                                             CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

                                              Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                     Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
Common Stock — 95.6%
Consumer Discretionary — 10.0%
Consumer Durables & Apparel — 3.4%
117,666	Brunswick Corp.	$5,739,747
75,825	Deckers Outdoor Corp.[1]	4,515,379
185,838	G-III Apparel Group Ltd.[1,2]	5,417,178

		15,672,304

Hotels, Restaurants & Leisure — 4.3%
132,052	Red Robin Gourmet Burgers, Inc.[1]	5,934,417
1,115,902	Regis Corp.[1]	14,004,570

		19,938,987

Media — 0.7%
199,591	New Media Investment Group, Inc.	3,093,660

Retailing — 1.6%
217,424	Restoration Hardware Holdings, Inc.[1,2]	7,518,522

Total Consumer Discretionary		46,223,473

Consumer Staples — 2.1%
67,072	Coca-Cola Bottling Co. Consolidated	9,937,388

Energy — 3.4%
492,300	CALLON PETROLEUM Co.[1]	7,729,110
476,672	RPC, Inc.[1,2]	8,008,090

Total Energy		15,737,200

Financials — 30.3%
Banks — 17.8%
575,257	Associated Banc-Corp.	11,269,284
98,019	Bank of Hawaii Corp.[2]	7,118,140
570,752	Boston Private Financial Holdings, Inc.	7,322,748
301,935	Central Pacific Financial Corp.	7,605,743
446,177	First Horizon National Corp.	6,795,276
445,762	First Midwest Bancorp, Inc.	8,629,952
299,767	Hancock Holding Co.	9,721,444
236,178	MB Financial, Inc.	8,984,211
608,274	Sterling Bancorp/DE	10,644,795
477,500	Valley National Bancorp	4,646,075

		82,737,668

Diversified Financials — 3.2%
109,883	Investment Technology Group, Inc.	1,883,395
222,646	Moelis & Co. — Class A	5,986,951
186,936	Stifel Financial Corp.[1]	7,187,689

		15,058,035

Insurance — 3.0%
199,220	Horace Mann Educators Corp.	7,301,413
179,744	James River Group Holdings Ltd.	6,506,733

		13,808,146

Real Estate — 6.3%
324,122	Corporate Office Properties Trust	9,188,859

Shares		Value
Financials — (continued)
Real Estate — (continued)
163,853	Mack-Cali Realty Corp.	$4,460,079
129,200	QTS Realty Trust, Inc.	6,828,220
309,819	Urban Edge Properties	8,718,306

		29,195,464

Total Financials		140,799,313

Health Care — 7.6%
Health Care Equipment & Services — 5.9%
270,312	CONMED Corp.	10,828,699
237,164	Omnicell, Inc.[1]	9,083,381
100,041	STERIS PLC[3]	7,312,997

		27,225,077

Pharmaceuticals & Biotechnology — 1.7%
247,059	Premier, Inc. — Class A1	7,989,888

Total Health Care		35,214,965

Industrials — 19.8%
Capital Goods — 14.3%
253,592	Actuant Corp. — Class A	5,893,478
70,527	CIRCOR International, Inc.	4,200,588
109,373	Curtiss-Wright Corp.	9,964,974
91,021	EnPro Industries, Inc.	5,171,813
96,609	ESCO Technologies, Inc.	4,484,590
87,562	John Bean Technologies Corp.[2]	6,177,499
460,669	MRC Global, Inc.[1]	7,568,792
793,372	Mueller Water Products, Inc. — Class A	9,956,819
87,601	RBC Bearings, Inc.[1]	6,699,724
69,919	Standex International Corp.	6,493,377

		66,611,654

Commercial Services & Supplies — 5.5%
198,378	FTI Consulting, Inc.[1]	8,839,724
263,769	Kforce, Inc.	5,404,627
122,888	Mobile Mini, Inc.	3,711,217
131,192	MSA Safety, Inc.	7,614,384

		25,569,952

Total Industrials		92,181,606

Information Technology — 13.7%
Semiconductors & Semiconductor Components — 3.3%
184,782	M/A-COM Technology Solutions Holdings, Inc.[1]	7,823,670
149,738	MKS Instruments, Inc.	7,446,471

		15,270,141

Software & Services — 10.4%
249,280	Acxiom Corp.[1]	6,643,312
414,367	Amber Road, Inc.[1]	3,998,642
25,125	Apptio, Inc.[1]	545,212
107,624	Blackbaud, Inc.	7,139,776
437,016	Brightcove, Inc.[1]	5,703,059
122,150	Envestnet, Inc.[1]	4,452,367
306,700	Infoblox, Inc.[1]	8,087,679

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Shares		Value
Information Technology — (continued)
Software & Services — (continued)
73,700	LogMein, Inc.[2]	$6,661,743
29,318	MicroStrategy, Inc.[1]	4,909,006

		48,140,796

Total Information Technology		63,410,937

Materials — 2.5%
169,100	Boise Cascade Co.[1]	4,295,140
438,346	Headwaters, Inc.[1]	7,416,814

Total Materials		11,711,954

Utilities — 6.2%
172,366	Black Hills Corp.[2]	10,552,247
139,618	Southwest Gas Corp.	9,753,713
134,623	Spire, Inc.	8,580,870

Total Utilities		28,886,830

Total Common Stock (Cost $375,077,506)		444,103,666

Short-Term Investments — 4.2%
9,852,718	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.32%[4]	9,852,718
9,546,950	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.34%[4]	9,546,950

Total Short-Term Investments (Cost $19,399,668)		19,399,668

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.8% (Cost $394,477,174)		463,503,334

Short-Term Investments Held As Collateral For Loaned Securities — 1.9%
Money Market Funds — 1.9%
1,542,000	Blackrock Liquidity Funds Prime Portfolio, 0.44%[4]	1,542,000
1,440,000	Federated Treasury Obligations Fund, 0.36%[4]	1,440,000
1,440,000	Fidelity Institutional Money Market Funds - Government Portfolio, 0.36%[4]	1,440,000
1,440,000	Invesco STIT Government & Agency Portfolio, 0.41%[4]	1,440,000
1,510,000	JPMorgan U.S. Government Money Market Fund, 0.43%[4]	1,510,000
1,440,000	Morgan Stanley Institutional Liquidity Fund, 0.40%[4]	1,440,000

Total Money Market Funds		8,812,000

Principal		Value
Repurchase Agreements — 4.7%
$ 1,692,608	With Citigroup Global Markets Inc.: at 0.50%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $1,692,679 (collateralized by US Treasury Securities, par values ranging from $336,803 - $825,036, coupon rates ranging from 1.38% to 3.63%, 02/15/21 - 09/09/49; total market value $1,726,460)	$1,692,608
10,112,985	With Daiwa Capital Market America: at 0.50%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $10,113,406 (collateralized by US Treasury Securities, par values ranging from $16 - $1,132,654, coupon rates ranging from 0.00% to 8.88%, 03/09/17 - 09/09/49; total market value $10,315,245)	10,112,985
10,112,985	With HSBC Securities USA, Inc.: at 0.45%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $10,113,364 (collateralized by US Treasury Securities, par values ranging from $1,161,308 - $2,071,226, coupon rates ranging from 0.63% to 6.13%, 04/30/18 - 02/15/41; total market value $10,315,282)	10,112,985

Total Repurchase Agreements		21,918,578

Time Deposits — 2.6%
1,450,000	Australia & New Zealand Bank, 0.42%, 10/03/16[4]	1,450,000
1,650,000	BNP Paribas (Cayman), 0.28%, 10/03/16[4]	1,650,000
1,210,000	Canadian Imperial Bank of Commerce (Cayman), 0.26%, 10/03/16[4]	1,210,000
1,100,000	DNB BANK ASA, 0.27%, 10/03/16[4]	1,100,000
1,580,000	National Australia Bank Ltd. (Cayman), 0.28%, 10/03/16[4]	1,580,000
1,580,000	Nordea Bank Finland PLC (New York), 0.28%, 10/03/16[3,4]	1,580,000
1,700,000	Standard Chartered, 0.30%, 10/03/16[4]	1,700,000
1,580,000	Svenska Handelsbanken AB (Cayman), 0.26%, 10/03/16[4]	1,580,000

Total Time Deposits		11,850,000

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2016 (Unaudited)

	Value
Total Short-Term Investments Held As Collateral For Loaned Securities — 9.2% (Cost $42,580,578)	$42,580,578

Total Investments — 109.0% (Cost $437,057,752)[5]	506,083,912	[6]
Liabilities in Excess of Other Assets — (9.0)%	(41,702,328)

Total Net Assets — 100.0%	$464,381,584

 The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities
Common Stock	$444,103,666	$444,103,666	—	—
Short-Term Investments	19,399,668	19,399,668	—	—
Short-Term Investments Held as Collateral for Loaned Securities	42,580,578	8,812,000	$33,768,578	—

Total	$506,083,912	$472,315,334	$33,768,578	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2016.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $441,483,014. At September 30, 2016, net unrealized appreciation was $64,600,898. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $78,026,358, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,425,460.
[6]	At September 30, 2016, the market value of securities on loan for the CRM Small Cap Value Fund was $41,660,583. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
Common Stock — 96.0%
Consumer Discretionary — 8.7%
Automobiles & Components — 1.4%
117,676	Visteon Corp.	$8,432,662

Consumer Durables & Apparel — 4.3%
58,112	Leggett & Platt, Inc.	2,648,745
103,478	PVH Corp.	11,434,319
311,749	Steven Madden Ltd.[1]	10,774,046

		24,857,110

Hotels, Restaurants & Leisure — 3.0%
470,492	Bloomin’ Brands, Inc.	8,111,282
59,650	Vail Resorts, Inc.	9,357,892

		17,469,174

Total Consumer Discretionary		50,758,946

Consumer Staples — 2.4%
159,146	TreeHouse Foods, Inc.[1,2]	13,875,940

Energy — 6.7%
621,218	Callon Petroleum Co.[1]	9,753,122
314,587	Delek US Holdings, Inc.	5,439,209
246,901	Energen Corp.	14,251,126
576,450	RPC, Inc.[1,2]	9,684,360

Total Energy		39,127,817

Financials — 28.1%
Banks — 11.7%
673,890	Associated Banc-Corp.	13,201,505
272,654	Hancock Holding Co.	8,842,169
946,072	KeyCorp.	11,513,696
434,853	Synovus Financial Corp.	14,145,768
947,306	Umpqua Holdings Corp.	14,256,956
644,290	Valley National Bancorp	6,268,942

		68,229,036

Diversified Financials — 1.3%
204,739	Stifel Financial Corp.[1]	7,872,214

Insurance — 4.1%
155,977	American Financial Group, Inc.	11,698,275
208,371	W.R. Berkley Corp.	12,035,509

		23,733,784

Real Estate — 11.0%
390,925	Corporate Office Properties Trust	11,082,724
191,510	DCT Industrial Trust, Inc.	9,297,810
485,765	Equity Commonwealth[1]	14,679,818
175,780	QTS Realty Trust Inc	9,289,973
107,075	Regency Centers Corp.	8,297,242
411,605	Urban Edge Properties	11,582,565

		64,230,132

Total Financials		164,065,166

Health Care — 8.4%
Health Care Equipment & Services — 4.8%
132,026	Alere, Inc.[1]	5,708,804

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
62,854	Cooper Companies, Inc. (The)	$11,267,208
147,701	STERIS PLC[3]	10,796,943

		27,772,955

Pharmaceuticals & Biotechnology — 3.6%
84,506	Bio-Techne Corp.	9,253,407
432,658	QIAGEN NV1,2	11,872,136

		21,125,543

Total Health Care		48,898,498

Industrials — 15.7%
Capital Goods — 13.8%
375,175	Actuant Corp. — Class A2	8,719,067
128,029	Allegion PLC[3]	8,822,478
110,917	Carlisle Cos, Inc.	11,376,757
103,100	Curtiss-Wright Corp.	9,393,441
65,500	Hubbell, Inc.	7,056,970
171,350	ITT, Inc.	6,141,184
67,104	Snap-on, Inc.	10,197,124
254,235	SPX FLOW, Inc.[1]	7,860,946
99,620	WABCO Holdings, Inc.[1]	11,309,859

		80,877,826

Commercial Services & Supplies — 1.9%
80,080	Dun & Bradstreet Corp. (The)	10,940,529

Total Industrials		91,818,355

Information Technology — 13.9%
Semiconductors & Semiconductor Components — 2.1%
283,929	M/A-COM Technology Solutions Holdings, Inc.[1,2]	12,021,554

Software & Services — 8.1%
111,681	Broadridge Financial Solutions, Inc.	7,570,855
433,705	CSRA, Inc.	11,666,664
334,492	PTC, Inc.[1]	14,821,341
106,357	Vantiv, Inc. — Class A1	5,984,708
195,298	Verint Systems, Inc.[1]	7,349,064

		47,392,632

Technology Hardware & Equipment — 3.7%
173,975	Dolby Laboratories, Inc. — Class A	9,445,103
390,466	FLIR Systems, Inc.	12,268,441

		21,713,544

Total Information Technology		81,127,730

Materials — 6.0%
261,783	GCP Applied Technologies, Inc.[1]	7,413,695
505,230	Headwaters, Inc.[1]	8,548,492
161,600	RPM International, Inc.	8,681,152
143,508	W.R. Grace & Co.	10,590,890

Total Materials		35,234,229

Utilities — 6.1%
129,841	American Water Works Co., Inc.	9,717,301

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Shares		Value
Utilities — (continued)
320,353	Avangrid, Inc.	$13,384,348
504,247	NiSource, Inc.	12,157,395

Total Utilities		35,259,044

Total Common Stock (Cost $474,314,145)		560,165,725

Short-Term Investments — 4.5%
10,419,644	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.32%[4]	10,419,644
15,887,804	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.34%[4]	15,887,804

Total Short-Term Investments (Cost $26,307,448)		26,307,448

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.5% (Cost $500,621,593)		586,473,173

Short-Term Investments Held As Collateral For Loaned Securities — 4.9%
Money Market Funds — 0.9%
880,000	Blackrock Liquidity Funds Prime Portfolio, 0.44%	880,000
821,000	Federated Treasury Obligations Fund, 0.36%	821,000
821,000	Fidelity Institutional Money Market Funds - Government Portfolio, 0.36%	821,000
821,000	Invesco STIT-Liquidity Fund, 0.41%	821,000
880,000	JPMorgan U.S. Government Money Market Fund, 0.43%	880,000
821,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.34%	821,000

Total Money Market Funds		5,044,000

Principal		Value
Repurchase Agreements — 3.1%
$4,557,897	With Citigroup Global Markets Inc.: at 0.50%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $4,558,087 (collateralized by US Treasury Securities, par values ranging from $906,951 - $2,221,677, coupon rates ranging from 1.38% to 3.63%, 02/15/21 - 09/09/49; total market value $4,649,055)	$4,557,897
6,791,218	With Daiwa Capital Market America: at 0.50%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $6,791,501 (collateralized by US Treasury Securities, par values ranging from $11 - $760,616, coupon rates ranging from 0.00% to 8.88%, 03/09/17 - 09/09/49; total market value $6,927,043)	6,791,218
6,791,218	With HSBC Securities USA, Inc.: at 0.45%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $6,791,473 (collateralized by US Treasury Securities, par values ranging from $779,858 - $1,390,900, coupon rates ranging from 0.63% to 8.87%, 04/30/18 - 02/15/41; total market value $6,927,067)	6,791,218

Total Repurchase Agreements		18,140,333

Time Deposits — 0.9%
1,110,000	BNP Paribas (Cayman), 0.28%, 10/03/16	1,110,000
1,060,000	National Australia Bank Ltd. (Cayman), 0.28%, 10/03/16	1,060,000
1,050,000	Nordea Bank Finland PLC (New York), 0.28%, 10/03/16	1,050,000
1,130,000	Standard Chartered, 0.30%, 10/03/16	1,130,000
1,060,000	Svenska Handelsbanken AB (Cayman), 0.26%, 10/03/16	1,060,000

Total Time Deposits		5,410,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $28,594,333)		28,594,333

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2016 (Unaudited)

	Value
Total Investments — 105.4% (Cost $529,215,926)[5]	$615,067,506	[6]
Liabilities in Excess of Other Assets — (5.4)%	(31,705,824)

Total Net Assets — 100.0%	$583,361,682

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities Common Stock	$560,165,725	$560,165,725	—	—
Short-Term Investments	26,307,448	26,307,448	—	—
Short-Term Investments Held as Collateral for Loaned Securities	28,594,333	5,044,000	$23,550,333	—
Total	$615,067,506	$591,517,173	$23,550,333	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2016.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $535,989,802. At September 30, 2016, net unrealized appreciation was $79,077,704. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $99,297,058, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $20,219,354.
[6]	At September 30, 2016, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $27,821,111. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
Common Stock — 96.0%
Consumer Discretionary — 8.7%
Consumer Durables & Apparel — 3.7%
60,191	Mohawk Industries, Inc.[1]	$12,058,665
89,490	PVH Corp.	9,888,645

		21,947,310

Hotels, Restaurants & Leisure — 4.0%
245,445	Aramark	9,334,273
494,164	Bloomin’ Brands, Inc.	8,519,387
447,370	Houghton Mifflin Harcourt Co.[1]	5,999,232

		23,852,892

Media — 1.0%
263,150	Interpublic Group of Companies, Inc. (The)	5,881,403

Total Consumer Discretionary		51,681,605

Consumer Staples — 3.9%
222,020	ConAgra Foods, Inc.	10,459,362
113,800	Molson Coors Brewing Co. — Class B	12,495,240

Total Consumer Staples		22,954,602

Energy — 8.7%
215,835	Baker Hughes, Inc.	10,893,192
259,682	Continental Resources, Inc.[1,2]	13,493,077
256,100	Energen Corp.	14,782,092
68,694	Pioneer Natural Resources Co.	12,753,041

Total Energy		51,921,402

Financials — 23.7%
Banks — 5.1%
946,535	KeyCorp.	11,519,331
248,400	SunTrust Banks, Inc.	10,879,920
258,040	Zions Bancorporation	8,004,401

		30,403,652

Diversified Financials — 4.6%
51,000	Affiliated Managers Group, Inc.[1]	7,379,700
130,156	Nasdaq, Inc.	8,790,736
167,908	Northern Trust Corp.	11,416,065

		27,586,501

Insurance — 3.6%
207,500	Hartford Financial Services Group, Inc.	8,885,150
213,990	W.R. Berkley Corp.	12,360,062

		21,245,212

Real Estate — 10.4%
61,865	Boston Properties Inc.	8,431,581
423,000	Duke Realty Corp.	11,560,590
23,407	Equinix, Inc.	8,432,372
446,140	Equity Commonwealth[1]	13,482,351
372,600	Kimco Realty Corp.	10,786,770

Shares		Value
Financials — (continued)
Real Estate — (continued)
88,025	Vornado Realty Trust	$8,909,010

		61,602,674

Total Financials		140,838,039

Health Care — 8.2%
Health Care Equipment & Services — 6.2%
63,720	C.R. Bard, Inc.	14,291,122
204,350	DENTSPLY SIRONA, Inc.	12,144,520
142,131	STERIS PLC[3]	10,389,776

		36,825,418

Pharmaceuticals & Biotechnology — 2.0%
225,566	Zoetis, Inc.	11,731,688

Total Health Care		48,557,106

Industrials — 17.5%
Capital Goods — 12.2%
102,700	Allegion PLC[3]	7,077,057
85,530	Carlisle Cos, Inc.	8,772,812
75,983	Hubbell, Inc.	8,186,408
495,353	Johnson Controls International PLC	23,048,775
238,750	SPX FLOW, Inc.[1]	7,382,150
77,670	WABCO Holdings, Inc.[1]	8,817,875
176,721	Xylem, Inc.	9,269,017

		72,554,094

Commercial Services & Supplies — 3.8%
81,720	Dun & Bradstreet Corp. (The)	11,164,586
309,436	IHS Markit Ltd[1]	11,619,322

		22,783,908

Transportation — 1.5%
92,035	Kansas City Southern	8,588,707

Total Industrials		103,926,709

Information Technology — 14.1%
Semiconductors & Semiconductor Components — 1.7%
159,783	Microchip Technology, Inc.[2]	9,928,915

Software & Services — 7.1%
512,384	CSRA, Inc.	13,783,130
329,059	PTC, Inc.[1]	14,580,604
171,090	Total System Services, Inc.	8,066,893
159,050	Verint Systems, Inc.[1]	5,985,052

		42,415,679

Technology Hardware & Equipment — 5.3%
162,498	Amphenol Corp. — Class A	10,549,370
112,535	Harris Corp.	10,309,332
68,440	Palo Alto Networks, Inc.[1]	10,904,545

		31,763,247

Total Information Technology		84,107,841

Materials — 3.5%
85,447	Vulcan Materials Co.	9,717,887

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Shares		Value
Materials — (continued)
149,190	W.R. Grace & Co.	$11,010,222

Total Materials		20,728,109

Utilities — 7.7%
133,542	American Water Works Co., Inc.	9,994,283
200,550	Avangrid, Inc.	8,378,979
568,974	NiSource, Inc.	13,717,963
218,417	Spire, Inc.	13,921,900

Total Utilities		46,013,125

Total Common Stock (Cost $456,050,403)		570,728,538

Short-Term Investments — 4.1%
12,316,106	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.32%[4]	12,316,106
12,342,850	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.34%[4]	12,342,850

Total Short-Term Investments (Cost $24,658,956)		24,658,956

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.1% (Cost $480,709,359)		595,387,494

Short-Term Investments Held As Collateral For Loaned Securities — 4.0%
Money Market Funds — 1.0%
1,007,000	Blackrock Liquidity Funds Prime Portfolio, 0.44%	1,007,000
719,000	Federated Treasury Obligations Fund, 0.36%	719,000
937,000	Fidelity Institutional Money Market Funds - Government Portfolio, 0.36%	937,000
1,119,000	Invesco STIT-Liquidity Fund, 0.41%	1,119,000
1,144,000	JPMorgan U.S. Government Money Market Fund, 0.43%	1,144,000
898,000	Morgan Stanley Institutional Liquidity Funds, 0.40%	898,000

Total Money Market Funds		5,824,000

Principal		Value
Repurchase Agreements — 3.0%
$ 983,265	With Citigroup Global Markets Inc.: at 0.50%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $983,306 (collateralized by US Treasury Securities, par values ranging from $195,655 - $479,277, coupon rates ranging from 1.38% to 3.63%, 02/15/21 - 09/09/49; total market value $1,002,930)	$983,265
5,623,661	With Daiwa Capital Market America: at 0.50%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $5,623,895 (collateralized by US Treasury Securities, par values ranging from $9 - $629,850, coupon rates ranging from 0.00% to 8.88%, 03/09/17 - 09/09/49; total market value $5,736,134)	5,623,661
5,623,661	With HSBC Securities USA, Inc.: at 0.45%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $5,623,872 (collateralized by US Treasury Securities, par values ranging from $645,784 - $1,151,774, coupon rates ranging from 0.63% to 6.13%, 04/30/18 - 02/15/41; total market value $5,736,155)	5,623,661
5,623,661	With Mizuho Securities USA, Inc.: at 0.48%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $5,623,886 (collateralized by US Treasury Securities, par values ranging from $41,334 - $3,606,496, coupon rates ranging from 0.00% to 3.13%, 05/15/21 - 09/09/49; total market value $5,736,134)	5,623,661

Total Repurchase Agreements		17,854,248

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $23,678,248)		23,678,248

Total Investments — 104.1% (Cost $504,387,607)[5]		619,065,742	[6]
Liabilities in Excess of Other Assets — (4.1)%		(24,475,503)

Total Net Assets — 100.0%		$594,590,239

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2016 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities Common Stock	$570,728,538	$570,728,538	—	—
Short-Term Investments	24,658,956	24,658,956	—	—
Short-Term Investments Held as Collateral for Loaned Securities	23,678,248	5,824,000	$17,854,248	—

Total	$619,065,742	$601,211,494	$17,854,248	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2016.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $524,956,319. At September 30, 2016, net unrealized appreciation was $94,109,423. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $124,018,310, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $29,908,887.
[6]	At September 30, 2016, the market value of securities on loan for the CRM Mid Cap Value Fund was $23,142,938. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
Common Stock — 95.1%
Consumer Discretionary — 8.4%
Consumer Durables & Apparel — 5.5%
20,550	Coach, Inc.	$751,308
8,445	Mohawk Industries, Inc.[1]	1,691,872
22,080	PVH Corp.	2,439,840

		4,883,020

Media — 1.0%
3,226	Charter Communications, Inc. — Class A1	870,923

Retailing — 1.9%
21,425	Dollar Tree, Inc.[1]	1,691,075

Total Consumer Discretionary		7,445,018

Consumer Staples — 6.3%
Food, Beverage & Tobacco — 3.9%
13,590	Anheuser-Busch InBev N.V., ADR[2]	1,785,862
36,425	Mondelez International, Inc. — Class A	1,599,057

		3,384,919

Household & Personal Products — 2.4%
23,950	Procter & Gamble Co. (The)	2,149,513

Total Consumer Staples		5,534,432

Energy — 11.3%
25,100	Anadarko Petroleum Corp.	1,590,336
58,950	Halliburton Co.	2,645,676
42,700	Newfield Exploration Co.[1]	1,855,742
47,705	Occidental Petroleum Corp.	3,478,649
46,100	Whiting Petroleum Corp.[1]	402,914

Total Energy		9,973,317

Financials — 21.8%
Banks — 11.9%
146,902	Bank of America Corp.	2,299,016
40,060	JPMorgan Chase & Co.	2,667,595
173,550	KeyCorp.	2,112,104
23,800	PNC Financial Services Group, Inc. (The)	2,144,142
29,220	SunTrust Banks, Inc.	1,279,836

		10,502,693

Diversified Financials — 2.0%
25,335	Northern Trust Corp.	1,722,527

Insurance — 5.8%
43,350	American International Group, Inc.	2,572,389
9,910	Chubb Ltd.	1,245,191
30,350	Hartford Financial Services Group, Inc. (The)	1,299,587

		5,117,167

Shares		Value
Financials — (continued)
Real Estate — 2.1%
18,705	Vornado Realty Trust	$1,893,133

Total Financials		19,235,520

Health Care — 11.8%
Health Care Equipment & Services — 7.0%
21,460	Danaher Corp.	1,682,249
37,160	DENTSPLY SIRONA, Inc.	2,208,419
17,590	Zimmer Biomet Holdings, Inc.	2,287,052

		6,177,720

Pharmaceuticals & Biotechnology — 4.8%
8,862	Allergan PLC[1,3]	2,041,007
63,750	Pfizer, Inc.	2,159,213

		4,200,220

Total Health Care		10,377,940

Industrials — 8.0%
Capital Goods — 4.9%
63,424	Johnson Controls International PLC[3]	2,951,119
11,310	Rockwell Automation, Inc.	1,383,665

		4,334,784

Transportation — 3.1%
5,000	FedEx Corp.	873,400
19,400	Norfolk Southern Corp.	1,882,964

		2,756,364

Total Industrials		7,091,148

Information Technology — 16.3%
Semiconductors & Semiconductor Components — 5.2%
15,111	Broadcom Ltd.	2,606,950
18,900	NXP Semiconductors NV1	1,927,989

		4,534,939

Software & Services — 4.7%
21,770	Activision Blizzard, Inc.	964,411
27,530	Total System Services, Inc.	1,298,040
22,615	Visa, Inc. — Class A	1,870,260

		4,132,711

Technology Hardware & Equipment — 6.4%
20,753	Apple, Inc.	2,346,126
41,100	Hewlett Packard Enterprise Co.	935,025
15,060	Palo Alto Networks, Inc.[1]	2,399,510

		5,680,661

Total Information Technology		14,348,311

Materials — 5.0%
16,510	Air Products & Chemicals, Inc.	2,482,113
19,030	PPG Industries, Inc.	1,966,941

Total Materials		4,449,054

Utilities — 6.2%
27,060	DTE Energy Co.	2,534,710

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Shares		Value
Utilities — (continued)
23,765	NextEra Energy, Inc.	$2,906,935

Total Utilities		5,441,645

Total Common Stock (Cost $76,068,800)		83,896,385

Shares		Value
Short-Term Investments — 3.5%
1,522,597	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.32%[4]	$1,522,597
1,532,574	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.34%[4]	1,532,574

Total Short-Term Investments (Cost $3,055,171)		3,055,171

Total Investments — 98.6% (Cost $79,123,971)[5]		86,951,556
Other Assets in Excess of Liabilities — 1.4%		1,221,139

Total Net Assets — 100.0%		$88,172,695

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2016 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities Common Stock	$83,896,385	$83,896,385	—	—
Short-Term Investments	3,055,171	3,055,171	—	—

Total	$86,951,556	$86,951,556	—	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2016.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $80,080,073. At September 30, 2016, net unrealized appreciation was $6,871,483. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,763,133, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,891,650.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
Common Stock — 95.6%
Consumer Discretionary — 9.6%
Consumer Durables & Apparel — 5.3%
3,770	Deckers Outdoor Corp.[1]	$224,504
2,420	Mohawk Industries, Inc.[1]	484,823
4,615	PVH Corp.	509,957

		1,219,284

Hotels, Restaurants & Leisure — 4.3%
9,625	Aramark	366,039
23,710	Houghton Mifflin Harcourt Co.[1]	317,951
6,900	Red Robin Gourmet Burgers, Inc.[1]	310,086

		994,076

Total Consumer Discretionary		2,213,360

Consumer Staples — 4.4%
5,465	Molson Coors Brewing Co. — Class B	600,057
9,735	Mondelez International, Inc. — Class A	427,366

Total Consumer Staples		1,027,423

Energy — 8.3%
9,725	Continental Resources, Inc.[1,2]	505,311
16,525	Halliburton Co.	741,642
9,175	Occidental Petroleum Corp.	669,041

Total Energy		1,915,994

Financials — 20.8%
Banks — 10.3%
30,525	Bank of America Corp.	477,716
9,105	JPMorgan Chase & Co.	606,302
41,300	KeyCorp.	502,621
3,800	PNC Financial Services Group, Inc.	342,342
10,385	SunTrust Banks, Inc.	454,863

		2,383,844

Diversified Financials — 2.1%
7,075	Northern Trust Corp.	481,029

Insurance — 4.4%
9,385	American International Group, Inc.	556,906
3,690	Chubb Ltd.	463,648

		1,020,554

Real Estate — 4.0%
16,005	Kimco Realty Corp.	463,345
4,580	Vornado Realty Trust	463,542

		926,887

Total Financials		4,812,314

Health Care — 14.9%
Health Care Equipment & Services — 6.7%
1,835	C.R. Bard, Inc.	411,554
8,300	CONMED Corp.	332,498
6,095	Danaher Corp.	477,787

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
4,625	STERIS PLC[3]	$338,087

		1,559,926

Pharmaceuticals & Biotechnology — 8.2%
3,001	Allergan PLC[1,3]	691,160
13,225	Pfizer, Inc.	447,931
15,145	QIAGEN NV1	415,579
6,488	Zoetis, Inc.	337,441

		1,892,111

Total Health Care		3,452,037

Industrials — 14.2%
Capital Goods — 7.5%
6,495	Ingersoll-Rand PLC[3]	441,270
21,097	Johnson Controls International PLC[3]	981,644
23,800	Mueller Water Products, Inc. — Class A	298,690

		1,721,604

Commercial Services & Supplies — 4.1%
3,550	Dun & Bradstreet Corp. (The)	485,001
12,425	IHS Markit Ltd.[1]	466,559

		951,560

Transportation — 2.6%
6,290	Norfolk Southern Corp.	610,507

Total Industrials		3,283,671

Information Technology — 12.0%
Semiconductors & Semiconductor Components — 4.1%
2,790	Broadcom Ltd.	481,331
4,515	NXP Semiconductors NV1	460,575

		941,906

Software & Services — 6.2%
13,120	PTC, Inc.[1]	581,347
8,155	Total System Services, Inc.	384,509
5,750	Visa, Inc. — Class A	475,525

		1,441,381

Technology Hardware & Equipment — 1.7%
2,410	Palo Alto Networks, Inc.[1,2]	383,985

Total Information Technology		2,767,272

Materials — 5.0%
4,000	Air Products & Chemicals, Inc.	601,360
5,450	PPG Industries, Inc.	563,312

Total Materials		1,164,672

Utilities — 6.4%
5,275	American Water Works Co., Inc.	394,781
8,500	Black Hills Corp[2]	520,370
4,595	NextEra Energy, Inc.	562,060

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Shares		Value
Utilities — (continued)
Total Utilities		$1,477,211

Total Common Stock (Cost $18,641,924)		22,113,954

Short-Term Investments — 2.3%
269,192	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.32%[4]	269,192
256,086	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.34%[4]	256,086

Total Short-Term Investments (Cost $525,278)		525,278

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 97.9% (Cost $19,167,202)		22,639,232

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 4.0%
Repurchase Agreements — 4.0%
$921,923	With HSBC Securities USA, Inc.: at 0.45%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $921,958 (collateralized by US Treasury Securities, par values ranging from $105,867 - $188,818, coupon rates ranging from 0.63% to 6.13%, 04/30/18 - 02/15/41; total market value $940,365)

Total Repurchase Agreements		$921,923

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $921,923)		921,923

Total Investments — 101.9% (Cost $20,089,125)[5]		23,561,155	[6]
Liabilities in Excess of Other Assets — (1.9)%		(432,776)

Total Net Assets — 100.0%		$23,128,379

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities
Common Stock	$22,113,954	$22,113,954	—	—
Short-Term Investments	525,278	525,278	—	—
Short-Term Investments Held as Collateral for Loaned Securities	921,923	—	$921,923	—

Total	$23,561,155	$22,639,232	$921,923	—

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2016.

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $20,373,986. At September 30, 2016, net unrealized appreciation was $3,187,169. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,978,360, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $791,191.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2016 (Unaudited)

[6]	At September 30, 2016, the market value of securities on loan for the CRM All Cap Value Fund was $901,208. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
Common Stock — 92.8%
Austria — 1.2%
7,823	Zumtobel Group AG	$151,029

Total Austria		151,029

Canada — 2.0%
9,000	Gildan Activewear, Inc.	251,550

Total Canada		251,550

Chile — 2.1%
69,565	Parque Arauco SA	157,256
15,450	SACI Falabella	113,281

Total Chile		270,537

China — 2.1%
392,000	Shandong Weigao Group Medical Polymer Co. Ltd.	264,450

Total China		264,450

Czech Republic — 1.3%
4,595	Komercni Banka AS	159,346

Total Czech Republic		159,346

Denmark — 3.7%
7,360	ISS A/S	305,843
3,416	Royal Unibrew A/S	169,010

Total Denmark		474,853

Faroe Islands — 1.0%
3,100	BAKKAFROST	129,687

Total Faroe Islands		129,687

Finland — 1.7%
5,935	Elisa OYJ	218,725

Total Finland		218,725

Germany — 10.2%
5,260	CTS Eventim AG & Co. KGaA	187,071
15,175	Deutsche Telekom AG	254,949
2,930	Fresenius Medical Care AG & Co. KGaA	256,335
1,545	Linde AG	262,529
1,700	Pfeiffer Vacuum Technology AG	161,611
11,840	TUI AG	168,929

Total Germany		1,291,424

Hong Kong — 1.2%
46,200	Samsonite International SA	148,964

Total Hong Kong		148,964

Indonesia — 1.1%
143,000	Bank Rakyat Indonesia	134,182

Total Indonesia		134,182

Ireland — 10.4%
566,670	Bank of Ireland[1]	118,476
60,300	C&C Group PLC[2]	249,954
277,453	Cairn Homes PLC[2]	334,743

Shares		Value
Ireland — (continued)
64,525	Dalata Hotel Group PLC[1,2,3]	$297,187
73,065	Greencore Group PLC[2]	317,578

Total Ireland		1,317,938

Italy — 3.1%
14,000	Azimut Holding	205,997
33,208	Societa Cattolica Di Assicurazioni SCRL	185,786

Total Italy		391,783

Japan — 21.4%
9,700	Asahi Group Holdings Ltd.	353,345
5,000	Calbee, Inc.	189,441
1,100	Disco Corp.	130,279
4,100	Fuji Heavy Industries Ltd.	153,830
10,000	Hitachi Kokusai Electric, Inc.	184,374
43,000	Hitachi Ltd.	201,523
16,650	Isuzu Motors Ltd.	195,988
1,800	Kose Corp.	184,315
1,600	MEIJI Holdings Co. LTD	158,865
4,700	Olympus Corp.	164,130
18,200	Santen Pharmaceutical Co. Ltd.	268,748
2,700	Secom Co. Ltd.	201,621
14,000	Shimadzu Corp.	213,662
3,900	Sompo Japan Nipponkoa Holdings, Inc.	115,586

Total Japan		2,715,707

Luxembourg — 1.9%
2,900	RTL Group SA	241,398

Total Luxembourg		241,398

Mexico — 0.9%
60,384	Gentera SAB de CV	109,091

Total Mexico		109,091

Netherlands — 2.7%
19,324	RELX NV	345,646

Total Netherlands		345,646

Norway — 2.5%
61,573	EUROPRIS ASA[1]	311,666

Total Norway		311,666

Peru — 1.7%
6,748	Intercorp Financial Services, Inc.	215,599

Total Peru		215,599

Philippines — 2.6%
113,130	Robinsons Retail Holdings, Inc.	175,495
30,060	Security Bank Corp.	150,032

Total Philippines		325,527

Portugal — 2.0%
340,500	Sonae SGPS SA	259,964

Total Portugal		259,964

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Shares		Value
South Korea — 2.3%
2,355	Hyundai Motor Co.	$291,035

Total South Korea		291,035

Thailand — 1.0%
24,100	Kasikornbank PCL	130,799

Total Thailand		130,799

Turkey — 1.8%
231,733	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	234,895

Total Turkey		234,895

United Kingdom — 10.9%
30,510	Beazley PLC[2]	152,823
4,270	Bunzl PLC[2]	125,915
37,860	Direct Line Insurance Group PLC[2]	178,840
119,975	ITV PLC[2]	291,025
10,366	Kennedy Wilson Europe Real Estate PLC[2,3]	134,837
71,000	Pets at Home Group PLC[2]	216,445
10,400	Smith & Nephew PLC[2]	167,734
9,975	St James’s Place PLC[2]	122,443

Total United Kingdom		1,390,062

Total Common Stock (Cost $11,112,719)		11,775,857

Short-Term Investments — 6.4%
389,729	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.32%[4]	389,729
428,401	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.34%[4]	428,401

Total Short-Term Investments (Cost $818,130)		818,130

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.2% (Cost $11,930,849)		12,593,987

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 1.7%
Repurchase Agreements — 1.7%
$213,625	With HSBC Securities USA, Inc.: at 0.45%, dated 09/30/16, to be repurchased on 10/03/16, repurchase price $213,633 (collateralized by US Treasury Securities, par values ranging from $24,531 - $43,752, coupon rates ranging from 0.63% to 6.13%, 04/30/18 - 02/15/41; total market value $217,898)
Total Repurchase Agreements		$213,625

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $213,625)		213,625

Total Investments — 100.9% (Cost $12,144,474)[5]		12,807,612	[6]
Liabilities in Excess of Other Assets — (0.9)%		(115,413)

Total Net Assets — 100.0%		$12,692,199

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$ 151,029	—	$151,029	—
Canada	251,550	$251,550	—	—
Chile	270,537	270,537	—	—
China	264,450	—	264,450	—
Czech Republic	159,346	—	159,346	—
Denmark	474,853	—	474,853	—
Faroe Islands	129,687	—	129,687	—
Finland	218,725	—	218,725	—
Germany	1,291,424	—	1,291,424	—
Hong Kong	148,964	—	148,964	—
Indonesia	134,182	—	134,182	—
Ireland	1,317,938	547,141	770,797	—
Italy	391,783	—	391,783	—
Japan	2,715,707	—	2,715,707	—
Luxembourg	241,398	241,398	—	—
Mexico	109,091	109,091	—	—
Netherlands	345,646	—	345,646	—
Norway	311,666	—	311,666	—
Peru	215,599	215,599	—	—
Philippines	325,527	—	325,527	—
Portugal	259,964	—	259,964	—
South Korea	291,035	—	291,035	—
Thailand	130,799	—	130,799	—
Turkey	234,895	—	234,895	—
United Kingdom	1,390,062	216,445	1,173,617	—

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short-Term Investments	$818,130	$818,130	—	—
Short-Term Investments Held as Collateral for Loaned Securities	213,625	—	$213,625	—

Total	$12,807,612	$2,669,891	$10,137,721	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed to have occurred at September 30, 2016 and therefore the Fund did utilize the external pricing service model adjustments. As a result, securities held at the beginning of the period that were still held by the Fund were transferred from Level 1 into Level 2 with a beginning of period value of $279,241 and Level 2 into Level 1 with a beginning of period value of $467,217.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2016 (Unaudited)

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $12,283,851. At September 30, 2016, net unrealized appreciation was $523,761. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,468,263, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $944,502.
[6]	At September 30, 2016, the market value of securities on loan for the CRM International Opportunity Fund was $204,603. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

Shares		Value
Common Stock — 85.4%
Consumer Discretionary — 18.2%
Consumer Durables & Apparel — 9.3%
20,593	Deckers Outdoor Corp.[1]	$1,226,313
51,600	G-III Apparel Group Ltd.	1,504,140
15,200	Mohawk Industries, Inc.[1]	3,045,168
37,950	PVH Corp.	4,193,475
53,200	Steven Madden Ltd.[1]	1,838,592

		11,807,688

Hotels, Restaurants & Leisure — 3.6%
112,300	Bloomin’ Brands, Inc.	1,936,052
16,530	Vail Resorts, Inc.	2,593,226

		4,529,278

Media — 3.1%
72,070	CBS Corp. — Class B	3,945,112

Retailing — 2.2%
39,390	Wal-Mart Stores, Inc.	2,840,807

Total Consumer Discretionary		23,122,885

Consumer Staples — 3.4%
39,090	Molson Coors Brewing Co. — Class B	4,292,082

Energy — 2.3%
26,000	Baker Hughes, Inc.	1,312,220
36,500	Halliburton Co.	1,638,120

Total Energy		2,950,340

Financials — 6.2%
Banks — 2.2%
85,770	Synovus Financial Corp.	2,790,098

Insurance — 4.0%
37,250	American International Group, Inc.	2,210,415
68,170	Hartford Financial Services Group, Inc.	2,919,039

		5,129,454

Total Financials		7,919,552

Health Care — 9.3%
Health Care Equipment & Services — 4.4%
26,900	Danaher Corp.	2,108,691
36,170	DENTSPLY SIRONA, Inc.	2,149,583
16,900	West Pharmaceutical Services, Inc.	1,259,050

		5,517,324

Pharmaceuticals & Biotechnology — 4.9%
17,500	Allergan PLC[1]	4,030,425
81,430	QIAGEN NV1	2,234,439

		6,264,864

Total Health Care		11,782,188

Industrials — 14.4%
Capital Goods — 8.5%
37,500	Ingersoll-Rand PLC[2]	2,547,750

Shares		Value
Industrials — (continued)
Capital Goods — (continued)
176,547	Johnson Controls International PLC[2]	$8,214,739

		10,762,489

Transportation — 5.9%
13,570	FedEx Corp.	2,370,408
52,910	Norfolk Southern Corp.	5,135,444

		7,505,852

Total Industrials		18,268,341

Information Technology — 16.0%
Semiconductors & Semiconductor Components — 4.0%
14,575	Broadcom Ltd.	2,514,479
24,900	NXP Semiconductors NV1	2,540,049

		5,054,528

Software & Services — 10.0%
88,470	Activision Blizzard, Inc.	3,919,221
86,300	PTC, Inc.[1]	3,823,953
45,045	Total System Services, Inc.	2,123,872
34,810	Visa, Inc. — Class A	2,878,787

		12,745,833

Technology Hardware & Equipment — 2.0%
16,245	Palo Alto Networks, Inc.[1]	2,588,316

Total Information Technology		20,388,677

Materials — 9.3%
27,175	Air Products & Chemicals, Inc.	4,085,490
10,310	Martin Marietta Materials, Inc.	1,846,624
35,470	PPG Industries, Inc.	3,666,179
30,300	W.R. Grace & Co.	2,236,140

Total Materials		11,834,433

Utilities — 6.3%
67,900	Black Hills Corp.	4,156,838
31,080	NextEra Energy, Inc.	3,801,706

Total Utilities		7,958,544

Total Common Stock (Cost $108,317,655)		108,517,042

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Shares		Value
Short-Term Investments — 14.1%
8,980,877	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.32%[3]	$8,980,877
8,980,877	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.34%[3]	8,980,877

Total Short-Term Investments (Cost $17,961,754)		17,961,754

Common Stock Sold Short — (46.9)%
Consumer Discretionary — (12.8)%
Automobiles & Components — (1.0)%
(11,800)	Autoliv, Inc.	(1,260,240)

Consumer Durables & Apparel — (3.4)%
(85,400)	KATE SPADE & Co.	(1,462,902)
(26,100)	VF Corp.	(1,462,905)
(8,450)	Whirlpool Corp.	(1,370,252)

		(4,296,059)

Hotels, Restaurants & Leisure — (2.6)%
(34,800)	Darden Restaurants, Inc.	(2,133,936)
(35,160)	Servicemaster Global Holdings, Inc.	(1,184,189)

		(3,318,125)

Media — (2.2)%
(22,040)	Sinclair Broadcast Group, Inc.	(636,515)
(22,800)	Walt Disney Co./The	(2,117,208)

		(2,753,723)

Retailing — (3.6)%
(58,600)	American Eagle Outfitters, Inc.	(1,046,596)
(32,400)	Big Lots, Inc.	(1,547,100)
(29,800)	Target Corp.	(2,046,664)

		(4,640,360)

Total Consumer Discretionary		(16,268,507)

Consumer Staples — (6.7)%
Food & Drug Retailing — (1.7)%
(6,200)	Costco Wholesale Corp.	(945,562)
(43,700)	Whole Foods Market, Inc.	(1,238,895)

		(2,184,457)

Food, Beverage & Tobacco — (2.9)%
(25,600)	Brown-Forman Corp. — Class B	(1,214,464)
(41,900)	Flowers Foods, Inc.	(633,528)
(49,800)	Hormel Foods Corp.	(1,888,914)

		(3,736,906)

Household & Personal Products — (2.1)%
(24,600)	Church & Dwight Co., Inc.	(1,178,832)
(11,600)	Clorox Co. (The)	(1,452,088)

		(2,630,920)

Total Consumer Staples		(8,552,283)

Shares		Value
Financials — (4.7)%
Banks — (1.0)%
(60,500)	Home Bancshares, Inc./AR	$(1,259,005)

Diversified Financials — (2.7)%
(12,600)	Ameriprise Financial, Inc.	(1,257,102)
(61,950)	Franklin Resources, Inc.	(2,203,562)

		(3,460,664)

Insurance — (1.0)%
(35,400)	Unum Group	(1,249,974)

Total Financials		(5,969,643)

Health Care — (6.2)%
Health Care Equipment & Services — (2.8)%
(4,900)	Abiomed, Inc.	(630,042)
(37,000)	Halyard Health, Inc.	(1,282,420)
(26,600)	Livanova PLC	(1,598,926)

		(3,511,388)

Pharmaceuticals & Biotechnology — (3.4)%
(6,700)	Perrigo Co. PLC	(618,611)
(9,791)	Roche Holding AG	(2,433,050)
(16,729)	UCB SA	(1,294,927)

		(4,346,588)

Total Health Care		(7,857,976)

Industrials — (10.1)%
Capital Goods — (3.3)%
(4,990)	Cummins, Inc.	(639,469)
(8,300)	Honeywell International, Inc.	(967,697)
(34,900)	Sensata Technologies Holding NV	(1,353,422)
(48,600)	USG Corp.	(1,256,310)

		(4,216,898)

Trading Companies & Distributors — (3.2)%
(14,700)	Fastenal Co.	(614,166)
(35,600)	GATX Corp.	(1,585,980)
(8,400)	MSC Industrial Direct Co., Inc. — Class A	(616,644)
(16,100)	United Rentals, Inc.	(1,263,689)

		(4,080,479)

Transportation — (3.6)%
(114,600)	Deutsche Lufthansa AG	(1,277,608)
(246,200)	Royal Mail PLC[2]	(1,562,284)
(17,800)	Union Pacific Corp.	(1,736,034)

		(4,575,926)

Total Industrials		(12,873,303)

Information Technology — (4.4)%
Semiconductors & Semiconductor Components — (1.2)%
(51,830)	Applied Materials, Inc.	(1,562,674)

Software & Services — (3.2)%
(10,500)	Cognizant Technology Solutions Corp. — Class A	(500,955)
(13,900)	EPAM Systems, Inc.	(963,409)

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2016 (Unaudited)

Shares		Value
Information Technology — (continued)
Software & Services — (continued)
(11,850)	International Business Machines Corp.	$(1,882,372)
(19,850)	SS&C Technologies Holdings, Inc.	(638,178)

		(3,984,914)

Total Information Technology		(5,547,588)

Materials — (2.0)%
(45,500)	Axalta Coating Sytems Ltd.	(1,286,285)
(4,510)	Sherwin-Williams Co. (The)	(1,247,737)

		(2,534,022)

Total Common Stock Sold Short (Proceeds $60,828,084)		(59,603,322)

Total Investments — 52.6% (Cost $65,451,324)[4]		66,875,474
Other Assets in Excess of Liabilities — 47.4%		60,224,310

Total Net Assets — 100.0%		$127,099,784

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities Common Stock	$108,517,042	$108,517,042	—	—
Short-Term Investments	17,961,754	17,961,754	—	—
Common Stock Sold Short	(59,603,322)	(53,035,452)	$(6,567,870)	—

Total Investments in Securities	$66,875,474	$73,443,344	$(6,567,870)	—

Other Financial Instruments*
Total Return Swap Agreements	$197,894	—	$197,894

Total Other Financial Instruments	$197,894	—	$197,894	—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as total return swap agreements, which are recorded at fair value.

There were no transfers between Level 1, Level 2, and Level 3 during the three months ended September 30, 2016.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2016 (Unaudited)

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Morgan Stanley	03/06/17	(38,400)	Pay or receive amounts based on market value fluctuation of the Canadian financial equity basket	$ 84,454	$—	$ 84,454
Morgan Stanley	02/21/17	(21,942)	Pay or receive amounts based on market value fluctuation of the chemical equity basket	1,173	—	1,173
Morgan Stanley	02/21/17	(52,800)	Pay or receive amounts based on market value fluctuation of the utility equity basket	88,385	—	88,385
Morgan Stanley	02/22/17	(4,000)	Pay or receive amounts based on market value fluctuation of the utility equity basket	10,207	—	10,207
Morgan Stanley	02/23/17	(1,500)	Pay or receive amounts based on market value fluctuation of the utility equity basket	4,545	—	4,545
Morgan Stanley	02/24/17	(5,800)	Pay or receive amounts based on market value fluctuation of the utility equity basket	9,130	—	9,130
				$197,894	$—	$197,894

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized (depreciation).

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $65,451,324. At September 30, 2016, net unrealized appreciation was $1,424,150. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,767,371, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,343,221.

See accompanying notes.	CRM Funds

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date 11-22-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date 11-22-2016

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date 11-22-2016

* Print the name and title of each signing officer under his or her signature.